Stockholders' Equity (FY) (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 31, 2017 Vote	Mar. 31, 2020 USD ($) Vote shares	Dec. 31, 2022 USD ($) Vote shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Stockholders' Equity [Abstract]
Capital contribution | $			$ 0	$ 0	$ 28,500
Number of new issued shares value | $					28,500
Class A Units [Member]
Stockholders' Equity [Abstract]
Number of votes per unit | Vote			1
Minimum percentage interest			70.00%
Units outstanding (in shares)			19,495,376	19,495,376
Capital contribution | $			$ 7,700	$ 7,700
Percentage of preferred return on capital contributions		8.00%
Number of new units assigned based on their percentage interest relative to the Class A Members (in shares)		101
Class A-1 Units [Member]
Stockholders' Equity [Abstract]
Number of votes per unit | Vote		1
Units outstanding (in shares)			1,842,520	1,842,520
Capital contribution | $		$ 30,000
Common units issued (in shares)		1,842,520
Percentage of preferred return on capital contributions		4.00%
Brokerage fee | $		$ 1,500
Number of new issued shares value | $		$ 28,500
Class B Units [Member]
Stockholders' Equity [Abstract]
Number of votes per unit | Vote	0
Units outstanding (in shares)			4,703,628	4,703,628
Common units issued (in shares)			5,614,176	5,614,176
Cliff vesting period			5 years
Percentage of collar removed		30.00%
Equity-based compensation expense | $				$ 20	$ 20
Common units, vested (in shares)			4,703,628	4,703,628
Units issued (in units)			0
Units Vested (in units)			0
Units forfeited (in units)			0
Class B Units [Member] | Maximum [Member]
Stockholders' Equity [Abstract]
Awards vesting period			5 years
Class B Units [Member] | Minimum [Member]
Stockholders' Equity [Abstract]
Awards vesting period			2 years